Equity (Details 4) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Treasury shares acquired to be cancelled	(30.7)	(32.6)	(60.3)
Shares acquired for cancellation, equity impact	$ (2,775)	$ (2,897)	$ (5,351)
Other share purchases	(1.5)	(1.7)	(1.7)
Other share purchases, equity impact	$ (145)	$ (159)	$ (160)
Purchase of treasury shares	(32.2)	(34.3)	(62.0)
Purchase of treasury shares, equity impact	$ (2,920)	$ (3,056)	$ (5,511)
Exercise of options and employee transactions shares	0.6	14.7	5.5
Exercise of options and employee transactions, equity impact	$ 39	$ 806	$ 210
Equity based compensation shares	9.6	11.0	9.4
Equity-based compensation, equity impact	$ 745	$ 730	$ 833
Shares delivered to divested business employees	0.1	0.4	0.9
Shares delivered to divested business employees, equity impact	$ 17	$ 30	$ 18
Total number of outstanding treasury shares	(21.9)	(8.2)	(46.2)
Total equity impact of treasury share movements	$ (2,119)	$ (1,490)	$ (4,450)